Discontinued Operations (Details) - Schedule of Loss from Discontinued Operations	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule of Loss from Discontinued Operations [Abstract]
Revenue	$ 24,991
Cost of revenue	23,024
Gross profit	1,967
Operating expenses
Advertising and marketing	117
Depreciation and amortization expense	1,400
General and administrative	(67,864)
Total operating expenses	(66,347)
Gain from discontinued operations	$ 68,313